Impairment of Mineral Stream Interests - Additional Information (Detail) $ in Thousands, oz in Millions	12 Months Ended
	Jan. 31, 2018 oz	Dec. 31, 2017 USD ($) $ / oz
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges		$ 228,680
Silver interests [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Total impairment charges		228,680
Other silver interests [member] | Silver interests [member] | Pascua-Lama [member]
Disclosure of Impairment Loss and Reversal of Impairment Loss [Line Items]
Gold reserves reclassified to gold resources | oz	14.0
Silver reserves reclassified to silver resources | oz	151.7
Precious metal purchase agreement carrying value		485,000
Recoverable amount		256,000
Total impairment charges		$ 228,680
Discount rate		9.00%
Inflationary factor applied on gold and silver nominal prices thereafter for the NPV methodology		2.00%
Nominal silver price per ounce used to calculate the fair value less cost of disposal of each silver interest using the NPV methodology | $ / oz		16.70